Related Party Transactions - Schedule of Amounts Due to Related Parties (Details) - USD ($)		Jun. 30, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Amounts due to related parties		$ 44,909
Amounts due to related parties, non-current		5,822,294	1,345,225
Cong Ty Tnhh Trident Digital Tech [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	[1]	44,909
Amounts due to related parties, non-current	[1]		41,118
Soon Huat Lim [Member]
Related Party Transaction [Line Items]
Amounts due to related parties, non-current	[2]	5,695,401	1,213,612
Poh Kiong Tan [Member]
Related Party Transaction [Line Items]
Amounts due to related parties, non-current	[3]	$ 126,893	$ 90,495

[1]	The balance represented service payable to this related party, and the maturity date was June 30, 2026.
[2]	The balance represented loan from this related party for the Group’s daily operation at nil interest rate and a maturity date of December 31, 2026.
[3]	The balance represented loan from this related party for the Group’s daily operation at nil interest, and expense paid on behalf of the Group, with a maturity date of December 31, 2026.